Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Intangible assets consist of the following:

2019	Cost	Accumulated amortization	Net book value
Power sales contracts	$56,206	$38,931	$17,275
Customer relationships	26,797	10,104	16,693
Interconnection agreements	14,827	1,179	13,648
	$97,830	$50,214	$47,616

6.	Intangible assets and goodwill (continued)

2018	Cost		Accumulated amortization	Net book value
Power sales contracts	$60,775		$36,063	$24,712
Customer relationships	26,795		9,476	17,319
Interconnection agreements	13,847	—	884	12,963
	$101,417		$46,423	$54,994

Goodwill	Regulated Services Group.

Balance, December 31, 2018 and 2017	$954,282
Business acquisitions (note 3(a))	76,313
Foreign exchange	1,101
Balance, December 31, 2019	$1,031,696